Schedule of foreign currency conversion rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023
Financial Risk Management
Closing rate	0.2427		0.2179	0.2273	0.2179
Average rate	0.2158	0.2217	0.2192	0.2274